Nature of Business and Basis of Presentation (Details)					6 Months Ended		12 Months Ended
	Oct. 01, 2024 $ / shares	Sep. 19, 2024	Aug. 19, 2024 shares	Oct. 09, 2023 $ / shares	Jun. 30, 2025 USD ($) Segments shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segments	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Nature of Business and Basis of Presentation [Line Items]
Operating segments (in Segments) | Segments					1		1
Minimum bid price (in Dollars per share) | $ / shares				$ 1
Consecutive business days	11 days			30 days
Reverse stock split	20
Consecutive business days	11 days
Common stock per share (in Dollars per share) | $ / shares	$ 1
Working capital (in Dollars)					$ 4,005,455		$ 2,182,488
Accumulated deficit (in Dollars)					(74,568,256)		(71,862,617)	$ (59,364,812)
Cash and cash equivalents (in Dollars)							1,878,408
Accounts payable and accrued expenses (in Dollars)					$ 4,960,577		$ 5,366,347
Percentage reduction in monthly compensation costs					76.00%	71.00%	146.00%	64.00%
Reporting segment (in Segments)					1		1
Reverse stock split shares (in Shares) | shares					20
Cash and cash equivalents (in Dollars)					$ 588,775	$ 2,151,243	$ 1,878,408	$ 2,343,666	$ 15,308,710
Minimum [Member]
Nature of Business and Basis of Presentation [Line Items]
Reverse stock split		1
Reverse stock split shares (in Shares) | shares			1
Maximum [Member]
Nature of Business and Basis of Presentation [Line Items]
Reverse stock split		20
Reverse stock split shares (in Shares) | shares			20